Document and Entity Information	Sep. 10, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity File Number	001-41384
Entity Registrant Name	Hanover Bancorp, Inc. /MD
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	81-3324480
Entity Address State Or Province	NY
Entity Address, Address Line One	80 East Jericho Turnpike
Entity Address, City or Town	Mineola
Entity Address, Postal Zip Code	11501
City Area Code	516
Local Phone Number	548-8500
Title of 12(b) Security	Common stock
Trading Symbol	HNVR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828588
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false